Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Basis of presentation and principles of consolidation

3.1  Basis of presentation and principles of consolidation

(i)    Subsidiaries and business combinations

Subsidiaries are entities controlled by Eldorado. Control exists when Eldorado is exposed to, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. In assessing control, potential voting rights that currently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The acquisition method of accounting is used to account for business acquisitions. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest.

The excess of the cost of acquisition over the fair value of Eldorado’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain is recognised directly in the income statement.

Transaction costs, other than those associated with the issue of debt or equity securities, which the Company incurs in connection with a business combination, are expensed as incurred.

The most significant wholly-owned and partially-owned subsidiaries of Eldorado, are presented below:

Subsidiary	Location	Ownership interest	Status	Operations and development projects owned
Tüprag Metal Madencilik Sanayi ve Ticaret AS (“Tüprag”)	Turkey	100%	Consolidated	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA (“Hellas”)	Greece	95%	Consolidated	Stratoni Mine Olympias Mine Skouries Project
Integra Gold Corporation	Canada	100%	Consolidated	Lamaque Project
Thracean Gold Mining SA	Greece	100%	Consolidated	Perama Hill Project
Thrace Minerals SA	Greece	100%	Consolidated	Sapes Project
Unamgen Mineração e Metalurgia S/A	Brazil	100%	Consolidated	Vila Nova Iron Ore Mine
Brazauro Resources Corporation (“Brazauro”)	Brazil	100%	Consolidated	Tocantinzinho Project
Deva Gold SA (“Deva”)	Romania	80.5%	Consolidated	Certej Project

(ii)  Discontinued operations

A discontinued operation is a component of the Group’s business that represents a separate major line of business or geographical area of operations that has been disposed of, has been abandoned or meets the criteria to be classified as held for sale.

Discontinued operations are presented on the income statement as a separate line.

(iii)  Assets held for sale

Assets and businesses classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and gains or losses on subsequent re-measurements are included in the income statement. No depreciation is charged on assets and businesses classified as held for sale.

Assets and businesses are classified as held for sale if their carrying amount will be recovered or settled principally through a sale transaction rather than through continuing use. The asset or business must be available for immediate sale and the sale must be highly probable within one year.

(iv)  Investments in associates (equity accounted for investees)

Associates are those entities where Eldorado has the ability to exercise significant influence, but not control, over the financial and operating policies. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.

Associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The consolidated financial statements include Eldorado’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of Eldorado, from the date that significant influence commences until the date that significant influence ceases.

When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has an obligation to make, or has made, payments on behalf of the investee.

At each balance sheet date, each investment in associates is assessed for indicators of impairment.

(v)  Transactions with non-controlling interests

For purchases from non-controlling interests, the difference between any consideration paid and the relevant share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Eldorado treats transactions in the ordinary course of business with non-controlling interests as transactions with third parties.

(vi) Transactions eliminated on consolidation

Intra-company and intercompany balances and transactions, and any unrealized income and expenses arising from all such transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation

3.2  Foreign currency translation

(i)    Functional and presentation currency

Items included in the financial statements of each of Eldorado’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency, as well as the functional currency of all significant subsidiaries.

(ii)  Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in the income statement.

Property, plant and equipment

3.3  Property, plant and equipment

(i)    Cost and valuation

Property, plant and equipment are carried at cost less accumulated depreciation and any impairment in value. When an asset is disposed of, it is derecognized and the difference between its carrying value and net sales proceeds is recognized as a gain or loss in the income statement.

(ii)  Property, plant and equipment

Property, plant and equipment include expenditures incurred on properties under development, significant payments related to the acquisition of land and mineral rights and property, plant and equipment which are recorded at cost on initial acquisition. Cost includes the purchase price and the directly attributable costs of acquisition or construction required to bring an asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management.

(iii)  Depreciation

Mine development costs, property, plant and equipment and other mining assets whose estimated useful life is the same as the remaining life of the mine are depreciated, depleted and amortized over a mine’s estimated life using the units-of-production method calculated based on proven and probable reserves.

Capitalized development costs related to a multi-pit operation are amortized on a pit-by-pit basis over the pit’s estimated life using the units-of-production method calculated based on proven and probable reserves related to each pit.

Property, plant and equipment and other assets whose estimated useful lives are less than the remaining life of the mine are depreciated on a straight-line basis over the estimated useful lives of the assets.

Where components of an asset have a different useful life and cost that is significant to the total cost of the asset, depreciation is calculated on each separate component.

Depreciation methods, useful lives and residual values are reviewed at the end of each year and adjusted if appropriate.

(iv)  Subsequent costs

Expenditure on major maintenance or repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that further future economic benefit will flow to the Company, the expenditure is capitalized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefit will flow to the Company and any remaining costs of previous overhauls relating to the same asset are derecognized. All other expenditures are expensed as incurred.

(v)  Deferred stripping costs

Stripping costs incurred during the production phase of a mine are considered production costs and included in the cost of inventory produced during the period in which the stripping costs are incurred, unless the stripping activity can be shown to provide access to additional mineral reserves, in which case the stripping costs are capitalized. Stripping costs incurred to prepare the ore body for extraction are capitalized as mine development costs (pre-stripping). Capitalized stripping costs are amortized on a unit-of-production basis over the proven and probable reserves to which they relate.

(vi)  Borrowing costs

Borrowing costs are expensed as incurred except where they are directly attributable to the financing of construction or development of qualifying assets requiring a substantial period of time to prepare for their intended future use. Interest is capitalized up to the date when substantially all the activities necessary to prepare the asset for its intended use are complete.

Investment income arising on the temporary investment of proceeds from borrowings is offset against borrowing costs being capitalized.

(vii)  Mine standby and restructuring costs

Mine standby costs and costs related to restructuring a mining operation are charged directly to expense in the period incurred. Mine standby costs include labour, maintenance and mine support costs during temporary shutdowns of a mine or development project.

Exploration, evaluation and development expenditures

3.4  Exploration, evaluation and development expenditures

(i) Exploration

Exploration expenditures reflect the costs related to the initial search for mineral deposits with economic potential or obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with the acquisition of mineral licenses, prospecting, sampling, mapping, diamond drilling and other work involved in searching for ore. All expenditures relating to exploration activities are expensed as incurred except for the costs associated with the acquisition of mineral licenses which are capitalized.

(ii) Evaluation

Evaluation expenditures reflect costs incurred at projects related to establishing the technical and commercial viability of mineral deposits identified through exploration or acquired through a business combination or asset acquisition.

Evaluation expenditures include the cost of:

a)	establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;
b)	determining the optimal methods of extraction and metallurgical and treatment processes;
c)	studies related to surveying, transportation and infrastructure requirements;
d)	permitting activities; and
e)	economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, prefeasibility and final feasibility studies.

Evaluation expenditures are capitalized if management determines that there is evidence to support probability of generating positive economic returns in the future. A mineral resource is considered to have economic potential when it is expected the technical feasibility and commercial viability of extraction of the mineral resource is demonstrable considering long-term metal prices. Therefore, prior to capitalizing such costs, management determines that the following conditions have been met:

◾	There is a probable future benefit that will contribute to future cash inflows;
◾	The Company can obtain the benefit and control access to it; and
◾	The transaction or event giving rise to the benefit has already occurred.

The evaluation phase is complete once technical feasibility of the extraction of the mineral deposit has been determined through preparation of a reserve and resource statement, including a mining plan as well as receipt of required permits and approval of the Board of Directors to proceed with development of the mine.

(iii) Development

Development expenditures are those that are incurred during the phase of preparing a mineral deposit for extraction and processing. These include pre-stripping costs and underground development costs to gain access to the ore that is suitable for sustaining commercial mining, preparing land, construction of plant, equipment and buildings and costs of commissioning the mine and mill.

Expenditures incurred on development projects continue to be capitalized until the mine and mill moves into the production stage. The Company assess each mine construction project to determine when a mine moves into production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant or its location. Various relevant criteria are considered to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. Some of the criteria considered would include, but are not limited to, the following: (1) the level of capital expenditures compared to construction cost estimates; (2) the completion of a reasonable period of testing of mine plant and equipment; (3) the ability to produce minerals in saleable form (within specification); and (4) the ability to sustain ongoing production of minerals.

Alternatively, if the factors that impact the technical feasibility and commercial viability of a project change and no longer support the probability of generating positive economic returns in the future, expenditures will no longer be capitalized.

Goodwill

3.5  Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of Eldorado’s share of the net assets of the acquired business at the date of acquisition. When the excess is negative (negative goodwill), it is recognized immediately in income. Goodwill on acquisition of subsidiaries and businesses is shown separately as goodwill in the financial statements. Goodwill on acquisition of associates is included in investments in significantly influenced companies and tested for impairment as part of the overall investment.

Goodwill is carried at cost less accumulated impairment losses and tested annually for impairment. Impairment losses on goodwill are not reversed. The impairment testing is performed annually or more frequently if events or changes in circumstances indicate that it may be impaired.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units (“CGU”s) that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organization, the goodwill is re-allocated to the units affected.

The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Impairment of non-financial assets

3.6  Impairment of non-financial assets

Other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment test is performed when the impairment indicators demonstrate that the carrying amount may not be recoverable and it is reviewed at least annually.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost to sell and value in use.    For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows or CGUs.

Value in use is determined as the present value of the future cash flows expected to be derived from an asset or CGU based on the detailed mine and/or production plans. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. For mining assets, fair value less cost to sell is often estimated using a discounted cash flow approach because a fair value is not readily available from an active market or binding sale agreement. Estimated future cash flows are calculated using estimated future prices, mineral reserves and resources, operating and capital costs. All assumptions used are those that an independent market participant would consider appropriate. Non-financial assets other than goodwill impaired in prior periods are reviewed for possible reversal of the impairment when events or changes in circumstances indicate that an item is no longer impaired.

Financial assets

3.7  Financial assets

(i) Classification

The Company classifies its financial assets in the following categories: at fair value through profit or loss, loans and receivables, and available-for-sale. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

(a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorised as held for trading unless they are designated as hedges.

(b) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities of greater than 12 months after the end of the reporting period, which are classified as non-current assets. Eldorado’s loans and receivables comprise cash and cash equivalents, restricted cash, accounts receivable and other and other assets in the balance sheet.

(c) Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified in any of the other categories. They are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months of the end of the reporting period. Eldorado’s available-for-sale financial assets comprise marketable securities not held for the purpose of trading.

(ii) Recognition and measurement

Financial assets are initially recognised at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognised at fair value, and transaction costs are expensed in the income statement. Financial assets are derecognised when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Available-for-sale financial assets and financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortised cost using the effective interest method.

Gains or losses arising from changes in the fair value of the ‘financial assets at fair value through profit or loss’ category are presented in the income statement within ‘Gain or loss on marketable securities’ in the period in which they arise. Dividend income from ‘financial assets at fair value through profit or loss’ is recognised in the income statement as part of other income when Eldorado’s right to receive payments is established.

Gains or losses arising from changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income and presented within equity. When marketable securities classified as available-for-sale are sold or impaired, the accumulated fair value adjustments recognised in other comprehensive income are included in the income statement as ‘Gain or loss on marketable securities’.

(iii) Impairment of financial assets

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount, and the present value of the estimated future cash flows discounted at the original effective interest rate. An impairment loss in respect of an available-for-sale financial asset is calculated by reference to its fair value. In the case of equity instruments classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost is also evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset that was previously recognized in profit or loss – is removed from equity and recognized in the income statement.

All impairment losses are recognized in profit or loss. Any cumulative loss in respect of an available-for-sale financial asset recognized previously in equity is transferred to profit or loss. An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. Impairment losses recognized for equity securities are not reversed.

Derivative financial instruments and hedging activities

3.8  Derivative financial instruments and hedging activities

Derivatives are recognized initially at fair value on the date a derivative contract is entered into. Subsequent to initial recognition, derivatives are remeasured at their fair value. The method of recognising any resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.

Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the income statement.

(a) Fair value hedge

Changes in the fair values of derivatives that are designated and qualify as fair value hedges are recorded in the income statement, together with any changes in the fair values of the hedged assets or liabilities that are attributable to the hedged risk.

(b) Cash-flow hedge

The effective portions of changes in the fair values of derivatives that are designated and qualify as cash-flow hedges are recognised in equity. The gain or loss relating to any ineffective portion is recognised immediately in the income statement.

Amounts accumulated in the hedge reserve are recycled in the income statement in the periods when the hedged items will affect profit or loss (for instance when the forecast sale that is hedged takes place). If a forecast transaction that is hedged results in the recognition of a non-financial asset (for example, inventory) or a liability, the gains and losses previously deferred in the hedge reserve are transferred from the reserve and included in the initial measurement of the cost of the asset or liability.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in the hedge reserve at that time remains in the reserve and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income is immediately transferred to the income statement.

The Company has not designated any derivative contracts as hedges and therefore has not applied hedge accounting in these financial statements.

Inventories

3.9  Inventories

Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

i)	Product inventory consists of stockpiled ore, ore on leach pads, crushed ore, in-circuit material at properties with milling or processing operations, gold concentrate, other metal concentrate, iron ore stockpile awaiting shipment, doré awaiting refinement and unsold bullion. Product inventory costs consist of direct production costs including mining, crushing and processing; site administration costs; and allocated indirect costs, including depreciation and amortization of property, plant and equipment.

Inventory costs are charged to production costs on the basis of quantity of metal sold. At operations where the ore extracted contains significant amounts of metals other than gold, primarily silver, copper, lead and zinc, cost is allocated between the joint products. The Company regularly evaluates and refines estimates used in determining the costs charged to production costs and costs absorbed into inventory carrying values based upon actual gold recoveries and operating plans.

Net realizable value is the estimated selling price, less the estimated costs of completion and selling expenses.

ii)	Materials and supplies inventory consists of consumables used in operations, such as fuel, chemicals, reagents and spare parts, which are valued at the lower of average cost and net realisable value and, where appropriate, less a provision for obsolescence. Costs include acquisition, freight and other directly attributable costs.

Trade receivables

3.10   Trade receivables

Trade receivables are amounts due from customers for bullion, doré, gold concentrate, other metal concentrates and iron ore sold in the ordinary course of business.

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less a provision for impairment where necessary.

Cash and cash equivalents

3.11  Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with maturities at the date of acquisition of three months or less, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities on the balance sheet.

Share capital

3.12  Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.

Trade payables

3.13  Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

Trade payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method.

Debt and borrowings

3.14  Debt and borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortised cost, calculated using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in the income statement over the period of the borrowings using the effective interest method.

Fees paid on the establishment of loan facilities and other borrowings are recognised as transaction costs of the loan to the extent that it is probable that some or all of the facility and other borrowings will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility and borrowings will be drawn down, the fee is capitalised as a pre-payment for liquidity services and amortised over the period of the loan to which it relates.

Current and deferred income tax

3.15  Current and deferred income tax

Income tax expense comprises current and deferred tax. Income tax expense is recognized in the income statement except to the extent that it relates to items recognized either in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or in equity, respectively.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings. The tax rate used is the rate that is substantively enacted.

Deferred income tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Employee benefits

3.16    Employee benefits

(i)  Defined benefit plans

Certain employees have entitlements under Company pension plans which are defined benefit pension plans. For defined benefit plans, the level of benefit provided is based on the length of service and earnings of the person entitled.

The cost of the defined benefit plan is determined using the projected unit credit method. The related pension liability recognized in the consolidated balance sheet is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets.

The Company obtains actuarial valuations for defined benefit plans for each balance sheet date. Actuarial assumptions used in the determination of defined benefit pension plan liabilities are based on best estimates, including rate of salary escalation and expected retirement dates of employees. The discount rate is based on high quality bond yields, as per International Accounting Standard 19, Employee Future Benefits (“IAS 19”). The assumption used to determine the interest income on plan assets is equal to the discount rate, as per IAS 19.

Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income without recycling to the statement of income in subsequent periods. Current service cost, the vested element of any past service cost, the interest income on plan assets and the interest arising on the pension liability are included in the same line items in the statement of income as the related compensation cost.

Past service costs are recognized immediately to the extent the benefits are vested, and otherwise are amortized on a straight-line basis over the average period until the benefits become vested.

(ii)  Defined contribution plans

The Company’s contributions to defined contribution plans are charged to the income statement in the period to which the contributions relate.

(iii) Termination benefits

Eldorado recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing benefits as a result of an offer made to encourage voluntary termination. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value.

(iv)  Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if Eldorado has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment transactions

3.17    Share-based payment transactions

The Company applies the fair value method of accounting for all stock option awards and equity settled restricted share units and performance share units. Under this method the Company recognizes a compensation expense for all stock options awarded to employees, based on the fair value of the options on the date of grant which is determined by using the Black-Scholes option pricing model. For equity settled restricted share units, compensation expense is recognized based on the quoted market value of the shares. For equity settled performance share units, compensation expense is recognized based on the fair value of the shares on the date of grant which is determined by a valuator.

The fair value of the options, restricted share units and performance share units are expensed over the vesting period of the awards with a corresponding increase in equity. No expense is recognized for awards that do not ultimately vest. Deferred share units are liability awards recorded at the quoted market price at the grant date. The corresponding liability is marked to market at each reporting date.

Provisions

3.18    Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. They are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

(i)    Rehabilitation and restoration

Provision is made for mine rehabilitation and restoration when an obligation is incurred. The provision is recognised as a liability with a corresponding asset recognised in relation to the mine site. At each reporting date the rehabilitation liability is re-measured in line with changes in discount rates, and timing or amount of the costs to be incurred. The rehabilitation liability is classified as an ‘Asset retirement obligation’ on the balance sheet.

The provision recognised represents management’s best estimate of the present value of the future costs required. Significant estimates and assumptions are made in determining the amount of restoration and rehabilitation provisions. Those estimates and assumptions deal with uncertainties such as: requirements of the relevant legal and regulatory frameworks, the magnitude of necessary remediation activities and the timing, extent and costs of required restoration and rehabilitation activity.

These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision recognised is periodically reviewed and updated based on the facts and circumstances available at the time. Changes to the estimated future costs for operating sites are recognised in the balance sheet by adjusting both the restoration and rehabilitation asset and provision. Such changes give rise to a change in future depreciation and financial charges.

Revenue recognition

3.19    Revenue recognition

Revenue from the sale of bullion, doré, gold concentrate, other metal concentrates and iron ore is recognized when persuasive evidence of an arrangement exists, the bullion, doré, metal concentrates and iron ore has been shipped, title has passed to the purchaser, the price is fixed or determinable, and collection is reasonably assured. Revenues realized from sales of pre-commercial production are recorded as a reduction of property plant and equipment.

Our metal concentrates are sold under pricing arrangements where final metal prices are determined by market prices subsequent to the date of shipment. Provisional revenue is recorded at date of shipment based on metal prices at that time. Adjustments are made to the provisional revenue in subsequent periods based on fluctuations in the market prices until date of final metal pricing. Consequently, at each reporting period the receivable balances relating to sales of concentrates changes with the fluctuations in market prices.

Finance income and expenses

3.20    Finance income and expenses

Finance income comprises interest income on funds invested (including available-for-sale financial assets), gains on the disposal of available-for-sale financial assets and changes in the fair value of financial assets at fair value through profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through profit or loss and impairment losses recognized on financial assets. All borrowing costs are recognized in profit or loss using the effective interest method, except for those amounts capitalized as part of the cost of qualifying property, plant and equipment.

Earnings (loss) per share

3.21    Earnings (loss) per share

Eldorado presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, which comprise warrants and share options granted to employees.